Label	Element	Value
Other assets [Member] | Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member]
Goodwill and other intangible assets	ifrs-full_IntangibleAssetsAndGoodwill	€ 0
Goodwill and other intangible assets	ifrs-full_IntangibleAssetsAndGoodwill	88,000,000
Trading securities, liabilities	db_TradingSecuritiesLiabilities	33,000,000
Gross Carrying Amount	db_GrossCarryingValue	419,000,000
Stage 3 POCI [Member] | Total loan loss allowance [Member]
Gross Carrying Amount	db_GrossCarryingValue	0
Stage 1 [Member] | Total loan loss allowance [Member]
Gross Carrying Amount	db_GrossCarryingValue	144,000,000
Stage 2 [Member] | Total loan loss allowance [Member]
Gross Carrying Amount	db_GrossCarryingValue	74,000,000
Stage 3 [Member] | Total loan loss allowance [Member]
Gross Carrying Amount	db_GrossCarryingValue	€ 200,000,000